SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
SEGMENTED INFORMATION	SEGMENTED INFORMATION

year ended December 31, 2022	Canadian Natural Gas Pipelines	U.S. Natural Gas Pipelines	Mexico Natural Gas Pipelines	Liquids Pipelines	Power and Energy Solutions	Corporate[1]		Total
(millions of Canadian $)

Revenues	4,764	5,933	688	2,668	924	—		14,977
Intersegment revenues	—	132	—	—	12	(144)	2	—
	4,764	6,065	688	2,668	936	(144)		14,977
Income from equity investments	18	292	122	55	539	28	3	1,054
Impairment of equity investment	(3,048)	—	—	—	—	—		(3,048)
Plant operating costs and other	(1,679)	(1,856)	(221)	(756)	(544)	124	2	(4,932)
Commodity purchases resold	—	—	—	(512)	(22)	—		(534)
Property taxes	(297)	(426)	—	(121)	(4)	—		(848)
Depreciation and amortization	(1,198)	(887)	(98)	(329)	(72)	—		(2,584)
Goodwill and asset impairment charges and other	—	(571)	—	118	—	—		(453)
Segmented (Losses)/Earnings	(1,440)	2,617	491	1,123	833	8		3,632
Interest expense								(2,588)
Allowance for funds used during construction								369
Foreign exchange loss, net[3]								(185)
Interest income and other								146
Income before Income Taxes								1,374
Income tax expense								(589)
Net Income								785
Net income attributable to non-controlling interests								(37)
Net Income Attributable to Controlling Interests								748
Preferred share dividends								(107)
Net Income Attributable to Common Shares								641

Capital Spending
Capital expenditures	3,274	2,137	1,027	106	93	41		6,678
Capital projects in development	—	—	—	—	49	—		49
Contributions to equity investments[4]	1,445	—	—	37	752	—		2,234
	4,719	2,137	1,027	143	894	41		8,961
1Includes intersegment eliminations.
2The Company records intersegment sales at contracted rates. For segmented reporting, these transactions are included as Intersegment revenues in the segment providing the service and Plant operating costs and other in the segment receiving the service. These transactions are eliminated on consolidation. Intersegment profit is recognized when the product or service has been provided to third parties or otherwise realized.
3Income from equity investments includes the Company's proportionate share of Sur de Texas foreign exchange gains and losses on the peso-denominated loans from affiliates which are fully offset in Foreign exchange loss, net by the corresponding foreign exchange losses and gains on the affiliate receivable balance until March 15, 2022, when it was fully repaid upon maturity. Refer to Note 12, Loans receivable from affiliates, for additional information.
4Contributions to equity investments in the Corporate segment of $1.2 billion are offset by the equivalent amount in Other distributions from equity investments, although they are reported on a gross basis in the Company’s Consolidated statement of cash flows. Refer to Note 12, Loans receivable from affiliates, for additional information.

year ended December 31, 2021	Canadian Natural Gas Pipelines	U.S. Natural Gas Pipelines	Mexico Natural Gas Pipelines	Liquids Pipelines	Power and Energy Solutions	Corporate[1]		Total
(millions of Canadian $)

Revenues	4,519	5,233	605	2,306	724	—		13,387
Intersegment revenues	—	145	—	—	14	(159)	2	—
	4,519	5,378	605	2,306	738	(159)		13,387
Income from equity investments	12	244	119	71	411	41	3	898
Plant operating costs and other	(1,567)	(1,393)	(55)	(700)	(455)	72	2	(4,098)
Commodity purchases resold	—	—	(3)	(84)	—	—		(87)
Property taxes	(289)	(367)	—	(113)	(5)	—		(774)
Depreciation and amortization	(1,226)	(791)	(109)	(318)	(78)	—		(2,522)
Asset impairment charge and other	—	—	—	(2,775)	—	—		(2,775)
Gain on sale of assets	—	—	—	13	17	—		30
Segmented Earnings/(Losses)	1,449	3,071	557	(1,600)	628	(46)		4,059
Interest expense								(2,360)
Allowance for funds used during construction								267
Foreign exchange gain, net[3]								10
Interest income and other								190
Income before Income Taxes								2,166
Income tax expense								(120)
Net Income								2,046
Net income attributable to non-controlling interests								(91)
Net Income Attributable to Controlling Interests								1,955
Preferred share dividends								(140)
Net Income Attributable to Common Shares								1,815

Capital Spending
Capital expenditures	2,629	2,611	129	488	32	35		5,924
Contributions to equity investments	108	209	—	83	810	—		1,210
	2,737	2,820	129	571	842	35		7,134
1Includes intersegment eliminations.
2The Company records intersegment sales at contracted rates. For segmented reporting, these transactions are included as Intersegment revenues in the segment providing the service and Plant operating costs and other in the segment receiving the service. These transactions are eliminated on consolidation. Intersegment profit is recognized when the product or service has been provided to third parties or otherwise realized.
3Income from equity investments includes the Company's proportionate share of Sur de Texas foreign exchange gains and losses on the peso-denominated loans from affiliates which are fully offset in Foreign exchange gain, net by the corresponding foreign exchange losses and gains on the affiliate receivable balance. Refer to Note 12, Loans receivable from affiliates, for additional information.

year ended December 31, 2020	Canadian Natural Gas Pipelines	U.S. Natural Gas Pipelines	Mexico Natural Gas Pipelines	Liquids Pipelines	Power and Energy Solutions	Corporate[1]		Total
(millions of Canadian $)

Revenues	4,469	5,031	716	2,371	412	—		12,999
Intersegment revenues	—	165	—	—	20	(185)	2	—
	4,469	5,196	716	2,371	432	(185)		12,999
Income from equity investments	12	264	127	75	455	86	3	1,019
Plant operating costs and other	(1,631)	(1,485)	(57)	(654)	(220)	169	2	(3,878)
Property taxes	(284)	(337)	—	(101)	(5)	—		(727)
Depreciation and amortization	(1,273)	(801)	(117)	(332)	(67)	—		(2,590)
Net gain/(loss) on sale of assets	364	—	—	—	(414)	—		(50)
Segmented Earnings	1,657	2,837	669	1,359	181	70		6,773
Interest expense								(2,228)
Allowance for funds used during construction								349
Foreign exchange gain, net[3]								28
Interest income and other								185
Income before Income Taxes								5,107
Income tax expense								(194)
Net Income								4,913
Net income attributable to non-controlling interests								(297)
Net Income Attributable to Controlling Interests								4,616
Preferred share dividends								(159)
Net Income Attributable to Common Shares								4,457

Capital Spending
Capital expenditures	3,503	2,785	173	1,315	179	58		8,013
Capital projects in development	—	—	—	122	—	—		122
Contributions to equity investments	105	—	—	5	655	—		765
	3,608	2,785	173	1,442	834	58		8,900
1Includes intersegment eliminations.
2The Company records intersegment sales at contracted rates. For segmented reporting, these transactions are included as Intersegment revenues in the segment providing the service and Plant operating costs and other in the segment receiving the service. These transactions are eliminated on consolidation. Intersegment profit is recognized when the product or service has been provided to third parties or otherwise realized.
3Income from equity investments includes the Company's proportionate share of Sur de Texas foreign exchange gains and losses on the peso-denominated loans from affiliates which are fully offset in Foreign exchange gain, net by the corresponding foreign exchange losses and gains on the affiliate receivable balance. Refer to Note 12, Loans receivable from affiliates, for additional information.

at December 31	2022	2021
(millions of Canadian $)

Total Assets by Segment
Canadian Natural Gas Pipelines	27,456	25,452
U.S. Natural Gas Pipelines	50,038	45,502
Mexico Natural Gas Pipelines	9,231	7,547
Liquids Pipelines	15,587	14,951
Power and Energy Solutions	8,272	6,563
Corporate	3,764	4,203
	114,348	104,218
Geographic Information

year ended December 31	2022	2021	2020
(millions of Canadian $)

Revenues
Canada – domestic	4,942	4,603	4,392
Canada – export	1,322	1,226	1,059
United States	8,025	6,953	6,832
Mexico	688	605	716
	14,977	13,387	12,999

at December 31	2022	2021
(millions of Canadian $)

Plant, Property and Equipment
Canada	27,232	24,890
United States	43,505	39,335
Mexico	5,203	5,957
	75,940	70,182